Cover	Sep. 09, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 09, 2026
Entity File Number	1-39256
Entity Registrant Name	Research Solutions, Inc.
Entity Central Index Key	0001386301
Entity Tax Identification Number	11-3797644
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	10624 S. Eastern Ave.
Entity Address, Address Line Two	Ste. A-614
Entity Address, City or Town	Henderson
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89052
City Area Code	310
Local Phone Number	477-0354
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.001 par value
Trading Symbol	RSSS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false